400 Howard Street P.O.Box 7101 San Francisco, CA 94105 Tel +1 415 670 7987 Fax +1 415 618 5462 Edward.Baer@blackrock.com

July 23, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 1, 2013 to the prospectuses for the funds listed in Appendix A. The purpose of this filing is to submit the 497 dated July 1, 2013 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc: Benjamin Haskin, Esq.

Appendix A

iShares Aggressive Allocation ETF

iShares China Large-Cap ETF

iShares Conservative Allocation ETF

iShares Core MSCI EAFE ETF

iShares Core MSCI Total International Stock ETF

iShares Developed Small-Cap ex North America ETF

iShares FTSE China ETF

iShares Growth Allocation ETF

iShares Moderate Allocation ETF

iShares Morningstar Multi-Asset Income ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. Consumer Discretionary ETF

iShares MSCI ACWI ex U.S. Consumer Staples ETF

iShares MSCI ACWI ex U.S. Energy ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI ACWI ex U.S. Financials ETF

iShares MSCI ACWI ex U.S. Healthcare ETF

iShares MSCI ACWI ex U.S. Industrials ETF

iShares MSCI ACWI ex U.S. Information Technology ETF

iShares MSCI ACWI ex U.S. Materials ETF

iShares MSCI ACWI ex U.S. Telecommunication Services ETF

iShares MSCI ACWI ex U.S. Utilities ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI All Country Asia ex Japan Small-Cap ETF

iShares MSCI All Country Asia Information Technology ETF

iShares MSCI EAFE ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Minimum Volatility ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Emerging Markets Financials ETF

iShares MSCI Emerging Markets Materials ETF

iShares MSCI Europe Financials ETF

iShares MSCI Far East Financials ETF

iShares MSCI Kokusai ETF

iShares MSCI USA Minimum Volatility ETF

iShares MSCI USA Momentum Factor ETF

iShares MSCI USA Size Factor ETF

iShares MSCI USA Value Factor ETF

iShares North American Natural Resources ETF

iShares North American Tech ETF

iShares North American Tech-Multimedia Networking ETF

iShares North American Tech-Software ETF

iShares NYSE 100 ETF

iShares NYSE Composite ETF

iShares PHLX Semiconductor ETF

iShares Target Date 2010 ETF

iShares Target Date 2015 ETF

iShares Target Date 2020 ETF

iShares Target Date 2025 ETF

iShares Target Date 2030 ETF

iShares Target Date 2035 ETF

iShares Target Date 2040 ETF

iShares Target Date 2045 ETF

iShares Target Date 2050 ETF

iShares Target Date Retirement Income ETF